Commitments - Significant Commitments Related to the Acquisition of Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Capital Expenditures Commitments [abstract]
Contractual commitments related to acquisition of property, plant and equipment and intangible assets	¥ 393,230	¥ 316,808